Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting

Basis of Accounting

The financial statements of the Plan are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Investment Valuation and Investment Income

Investment Valuation

Core Laboratories Inc. Common Stock and investment fund securities are valued at fair value. Core Laboratories Inc. Common Stock values are based on their quoted market prices. Investments in shares of the mutual funds are valued using quoted market prices which represent the net asset values of shares held by the Plan at year-end. The Plan’s interest in the collective trust is valued based on the fair value of the underlying investments held by the fund less its liabilities at year end. Investments in life insurance policies are recorded at the cash surrender value of the life insurance policies, as determined by the issuer of the insurance policy.

Purchases and sales of securities are recorded on a trade date basis. Dividends are recorded on the ex-dividend date.

Investment Income

Investment income includes the net appreciation or depreciation in the fair value of the Plan's investments, consisting of realized and unrealized gains and losses. Dividend and interest income from investments and notes receivable from participants are recorded as earned and allocated to participants based upon their proportionate share of assets in each investment fund.

Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with US GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities at the date of the financial statements.

Plan management evaluates estimates on an ongoing basis and utilizes historical experience, as well as various other assumptions believed to be reasonable in a given circumstance, in order to make these estimates. Actual results could differ from estimates, as assumptions and conditions change.

Participant Notes Receivable

Participant Notes Receivable

Participant notes receivable are measured at their unpaid principal balance plus any accrued but unpaid interest. Related fees are recorded as administrative expenses and are expensed when they are incurred. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document.

Benefit Payments	Benefit Payments Benefits are recorded when paid.